Operating Expenses	3 Months Ended
Mar. 31, 2026
Operating Expenses [Abstract]
OPERATING EXPENSES

5. OPERATING EXPENSES

Three months ended March 31,	2026	2025
Compensation and employee benefits(a)	$24,488	$26,073
Other operating expenses(b)	22,218	20,251
Cost of third-party satellites(c)	6,789	6,111
Cost of equipment sales(d)	1,841	607
Operating expenses	$55,336	$53,042

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three months ended March 31, 2026 included $0.4 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three months ended March 31, 2025 — $0.8 million).

(c)      Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.

(d)      Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third-party satellite capacity.